Goodwill, Other Intangible Assets and Long-Lived Assets - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Machinery Equipment And Other USD ($)	Mar. 31, 2012 Machinery Equipment And Other JPY (¥)	Mar. 31, 2012 Manufacturing Facility USD ($)	Mar. 31, 2012 Manufacturing Facility JPY (¥)	Mar. 31, 2011 Manufacturing Facility JPY (¥)	Mar. 31, 2010 Manufacturing Facility JPY (¥)	Mar. 31, 2010 Property, Plant and Equipment, Other Types USD ($)	Mar. 31, 2010 Other Immaterial Business JPY (¥)	Mar. 31, 2011 Buildings JPY (¥)	Mar. 31, 2010 Land and Building JPY (¥)	Mar. 31, 2012 Imaging And Solutions USD ($)	Mar. 31, 2012 Imaging And Solutions JPY (¥)	Mar. 31, 2012 Imaging And Solutions Machinery Equipment And Other USD ($)	Mar. 31, 2012 Imaging And Solutions Machinery Equipment And Other JPY (¥)	Mar. 31, 2012 Other Manufacturing Facility USD ($)	Mar. 31, 2012 Other Manufacturing Facility JPY (¥)	Mar. 31, 2012 Software USD ($) Year	Mar. 31, 2012 Software JPY (¥) Year	Mar. 31, 2012 Trademarks and customer relationships USD ($) Year	Mar. 31, 2012 Trademarks and customer relationships JPY (¥) Year	Mar. 31, 2012 Other USD ($) Year	Mar. 31, 2012 Other JPY (¥) Year
Finite-Lived Intangible Assets [Line Items]
Intangible asset acquired	$ 243,110	¥ 19,935,000																			$ 175,805	¥ 14,416,000	$ 47,085	¥ 3,861,000	$ 20,220	¥ 1,658,000
Intangible asset acquired, weighted average amortization period																					6	6	15	15	20	20
Aggregate amortization expense of other intangible assets subject to amortization	318,939	26,153,000	26,446,000	28,613,000
Loss on impairment of goodwill	335,256	27,491,000													335,256	27,491,000
Impairment losses recognized	122,805	10,070,000	842,000	2,353,000	116,085	9,519,000	6,720	551,000	332,000	518,000	511,000	496,000	374,000	828,000			116,085	9,519,000	6,720	551,000
Future minimum lease payments	18,488	1,516,000
Present value of future minimum lease payments	$ 18,378	¥ 1,507,000